GOODWILL	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2017	2016
Balance at beginning of year	$154,114	$156,488
Goodwill acquired (note 5(a) and 5(b))	51,848	2,702
Foreign currency translation adjustments	12,554	(5,076)
	$218,516	$154,114

OEM Solutions	$111,348	$101,404
Enterprise Solutions	27,405	26,469
IoT Services	79,763	26,241
	$218,516	$154,114

We assessed the recoverability of goodwill as at October 1, 2017 for each of the identified reporting units and determined that the fair value of each of the three reporting units exceeded its carrying value. Therefore, the second step of the impairment test that measures the amount of an impairment loss by comparing the implied fair market value with the carrying amount of goodwill for each reporting unit was not required.

There was no impairment of goodwill during the years ended December 31, 2017, 2016 and 2015.